Schedule of Investments (unaudited)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28
(Call 11/15/23)(a)	$55	$41,828
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28
(Call 04/15/24)(a)(b)	75	63,876
Lamar Media Corp., 3.75%, 02/15/28 (Call 02/15/23)	45	41,039
		146,743
Aerospace & Defense — 0.9%
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	55	52,213
Howmet Aerospace Inc., 6.75%, 01/15/28	25	26,222
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)(b)	52	44,133
		122,568
Airlines — 0.2%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)(b)	30	27,890
Auto Manufacturers — 1.4%
Ford Motor Co., 6.63%, 10/01/28(b)	35	36,464
Ford Motor Credit Co. LLC, 2.90%, 02/16/28 (Call 12/16/27)	55	47,448
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28
(Call 01/15/24)(a)	50	42,535
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)	50	38,248
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	30	26,398
		191,093
Auto Parts & Equipment — 0.9%
American Axle & Manufacturing Inc., 6.88%, 07/01/28
(Call 07/01/23)(b)	30	27,320
Dana Inc., 5.63%, 06/15/28 (Call 06/15/23)(b)	30	28,350
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28
(Call 08/01/23)(a)	35	32,412
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	30	28,735
		116,817
Biotechnology — 0.3%
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	50	43,474
Building Materials — 3.0%
Camelot Return Merger Sub Inc., 8.75%, 08/01/28
(Call 07/22/24)(a)	50	47,010
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)(b)	35	27,035
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	75	71,012
James Hardie International Finance DAC, 5.00%, 01/15/28
(Call 01/15/24)(a)(b)	25	23,889
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	40	37,516
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	45	41,415
9.75%, 07/15/28 (Call 07/15/23)(a)	20	19,003
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	82	74,643
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 01/15/24)(a)	75	70,253
		411,776
Chemicals — 3.9%
ASP Unifrax Holdings Inc, 5.25%, 09/30/28 (Call 09/30/24)(a)	60	51,242
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/23)(a)	57	51,939
Consolidated Energy Finance SA, 5.63%, 10/15/28
(Call 10/15/24)(a)	40	34,872
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	40	36,324
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	60	53,060
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	25	22,135
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	25	20,525
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%,
07/01/28 (Call 07/01/23)(a)	35	31,330
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	40	35,190
Security	Par (000)	Value

Chemicals (continued)
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)	$20	$19,739
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	30	23,555
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	30	27,436
Olympus Water U.S. Holding Corp., 4.25%, 10/01/28
(Call 10/01/24)(a)	60	50,158
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/01/24)(a)	80	70,417
		527,922
Coal — 0.2%
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	25	24,640
Commercial Services — 5.5%
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(a)	31	28,882
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)	90	77,627
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	55	46,942
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	40	36,600
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%,
04/01/28 (Call 04/01/24)(a)	35	30,948
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)	55	43,687
Garda World Security Corp., 7.75%, 02/15/28
(Call 02/15/25)(a)(b)	5	5,065
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/23)(a)	60	57,046
GEO Group Inc., 10.50%, 06/30/28 (Call 06/30/23)	20	20,523
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	30	28,436
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	75	62,299
5.75%, 11/01/28 (Call 11/01/23)(a)	95	68,997
Prime Security Services Borrower LLC/Prime Finance Inc.,
6.25%, 01/15/28 (Call 01/15/24)(a)(b)	95	90,088
United Rentals North America Inc., 4.88%, 01/15/28
(Call 01/15/24)	120	116,251
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/23)(a)	40	37,072
		750,463
Computers — 1.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)	30	25,363
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	50	45,158
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(a)	15	13,600
NCR Corp., 5.00%, 10/01/28 (Call 08/20/23)(a)	50	44,475
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 02/01/23)(a)(b)	40	38,459
Science Applications International Corp., 4.88%, 04/01/28
(Call 04/01/23)(a)(b)	30	28,115
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)	25	21,006
		216,176
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(a)	55	52,016
Distribution & Wholesale — 1.0%
American Builders & Contractors Supply Co. Inc., 4.00%,
01/15/28 (Call 01/15/24)(a)	55	50,210
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 12/15/23)(a)	95	83,786
		133,996
Diversified Financial Services — 4.0%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	40	37,800
Burford Capital Global Finance LLC, 6.25%, 04/15/28
(Call 04/15/24)(a)	25	22,344
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28
(Call 08/15/24)(a)	75	64,055

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(Call 05/01/24)(a)	$75	$66,097
Nationstar Mortgage Holdings Inc., 5.50%, 08/15/28
(Call 08/15/23)(a)	62	54,164
Navient Corp., 4.88%, 03/15/28 (Call 06/15/27)	35	30,963
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	40	34,978
6.88%, 08/15/28 (Call 08/15/23)(a)	150	129,883
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	45	37,885
6.63%, 01/15/28 (Call 07/15/27)	55	53,533
PRA Group Inc., 8.38%, 02/01/28	15	15,079
		546,781
Electric — 3.5%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28
(Call 06/15/25)(a)	25	22,275
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	90	83,119
5.13%, 03/15/28 (Call 03/15/23)(a)	102	92,330
Clearway Energy Operating LLC, 4.75%, 03/15/28
(Call 03/15/23)(a)	65	61,288
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/24)	60	57,302
Pattern Energy Operations LP/Pattern Energy Operations Inc.,
4.50%, 08/15/28 (Call 08/15/23)(a)	50	45,881
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)(b)	75	70,162
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	55	48,549
		480,906
Electrical Components & Equipment — 1.0%
Energizer Holdings Inc., 4.75%, 06/15/28 (Call 07/01/23)(a)	45	40,275
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(a)	95	97,708
		137,983
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC, 5.00%, 01/31/28
(Call 07/31/27)(a)	50	46,997
Engineering & Construction — 0.7%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	45	41,987
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28
(Call 11/15/24)(a)	25	23,191
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)(b)	30	26,101
		91,279
Entertainment — 1.5%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 10/01/23)(b)	25	24,389
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/24)(a)	55	51,454
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	55	45,103
Live Nation Entertainment Inc., 3.75%, 01/15/28
(Call 01/15/24)(a)	40	35,670
Scientific Games International Inc., 7.00%, 05/15/28
(Call 05/15/23)(a)	55	54,542
		211,158
Environmental Control — 1.0%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	55	48,989
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	55	48,822
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)(b)	50	44,033
		141,844
Security	Par (000)	Value

Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 5.88%, 02/15/28
(Call 08/15/23)(a)(b)	$60	$58,666
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)	30	23,134
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28
(Call 11/15/23)(a)	30	27,468
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(a)	40	38,696
Post Holdings Inc., 5.63%, 01/15/28 (Call 12/01/23)(a)(b)	70	67,616
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28
(Call 10/09/23)(a)	25	23,796
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	35	29,582
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)	40	38,622
		307,580
Food Service — 0.8%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(a)	85	80,191
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/15/24)(a)	30	24,532
		104,723
Forest Products & Paper — 0.6%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28
(Call 02/04/24)(a)	20	17,134
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	20	17,861
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	45	41,462
		76,457
Health Care - Products — 1.3%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	110	103,674
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/23)(a)	35	33,494
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	40	36,948
		174,116
Health Care - Services — 3.0%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 07/01/23)(a)	35	33,701
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	30	20,404
Charles River Laboratories International Inc., 4.25%, 05/01/28
(Call 05/01/23)(a)	40	37,067
Encompass Health Corp., 4.50%, 02/01/28 (Call 02/01/23)	60	56,022
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 06/15/23)(a)	60	55,507
Tenet Healthcare Corp.
4.63%, 06/15/28	45	41,777
6.13%, 10/01/28 (Call 10/01/23)(b)	180	167,636
		412,114
Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%,
01/15/28 (Call 01/15/24)(a)	15	13,706
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(a)	25	21,973
Installed Building Products Inc., 5.75%, 02/01/28
(Call 02/01/23)(a)	20	18,434
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	30	27,702
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 02/15/23)	32	28,497
Taylor Morrison Communities Inc., 5.75%, 01/15/28
(Call 10/15/27)(a)	35	33,964
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	25	23,455
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/23)(a)(b)	25	24,102
		191,833
Household Products & Wares — 0.2%
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 01/01/24)(b)	25	23,813
Insurance — 0.6%
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	50	47,115
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	40	38,924
		86,039

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 4.1%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28
(Call 05/01/24)(a)	$25	$20,419
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)(b)	35	26,832
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	70	58,834
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	35	29,490
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(a)	25	19,162
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	30	27,842
ION Trading Technologies Sarl, 5.75%, 05/15/28
(Call 05/15/24)(a)	35	29,978
Match Group Holdings II LLC, 4.63%, 06/01/28
(Call 06/01/23)(a)(b)	40	36,776
Netflix Inc.
4.88%, 04/15/28	115	114,902
5.88%, 11/15/28	140	145,761
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	20	16,519
Uber Technologies Inc., 6.25%, 01/15/28 (Call 12/17/23)(a)(b)	40	39,156
		565,671
Iron & Steel — 0.2%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	30	29,563
Leisure Time — 3.9%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(a)	175	150,855
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28
(Call 05/01/25)(a)	145	156,568
NCL Corp. Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	30	30,500
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	35	28,445
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	35	27,593
5.50%, 04/01/28 (Call 09/29/27)(a)	110	94,629
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	50	44,004
		532,594
Lodging — 2.8%
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)	30	27,896
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28
(Call 05/01/23)(a)	40	39,663
Marriott Ownership Resorts Inc., 4.75%, 01/15/28
(Call 09/15/23)	25	22,812
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)	55	49,849
Sands China Ltd., 5.90%, 08/08/28 (Call 05/08/28)	135	132,875
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(a)	50	45,013
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 07/15/23)(a)	35	31,639
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28
(Call 08/15/23)(a)(b)	40	37,092
		386,839
Machinery — 1.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28
(Call 12/15/23)(a)	25	22,411
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(a)	30	27,202
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	35	30,404
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)	30	26,649
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	65	56,542
		163,208
Manufacturing — 0.3%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	50	45,054
Media — 7.9%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(a)	90	76,512
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	25	21,995
Security	Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%,
02/01/28 (Call 08/01/23)(a)	$180	$168,014
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/23)(a)	75	63,003
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	80	58,443
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(a)	180	147,631
7.38%, 07/01/28 (Call 07/01/23)	70	50,326
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	45	39,536
iHeartCommunications Inc., 4.75%, 01/15/28
(Call 01/15/24)(a)(b)	35	29,946
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(a)	65	57,258
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(a)(b)	75	67,525
Sirius XM Radio Inc., 4.00%, 07/15/28 (Call 07/15/24)(a)	145	128,895
TEGNA Inc., 4.63%, 03/15/28 (Call 03/15/23)	75	70,438
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)	30	27,230
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)(b)	57	51,466
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	35	31,759
		1,089,977
Mining — 1.4%
Alcoa Nederland Holding BV, 6.13%, 05/15/28 (Call 05/15/23)(a)	30	30,058
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)(b)	65	62,648
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)	15	13,354
Constellium SE, 5.63%, 06/15/28 (Call 06/15/23)(a)	20	18,927
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	35	34,950
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)	35	31,974
		191,911
Office & Business Equipment — 0.3%
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)	55	46,897
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)	20	16,800
Oil & Gas — 4.8%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	20	18,647
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(a)	50	49,956
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(a)	30	27,456
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28
(Call 05/01/24)(a)	52	48,779
Endeavor Energy Resources LP/EER Finance Inc., 5.75%,
01/30/28 (Call 01/30/24)(a)	75	74,079
Global Marine Inc., 7.00%, 06/01/28	20	15,970
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28
(Call 11/01/23)(a)	45	43,204
Laredo Petroleum Inc., 10.13%, 01/15/28 (Call 01/15/24)	25	24,901
Murphy Oil Corp., 6.38%, 07/15/28 (Call 07/15/24)	37	36,739
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/24)(a)	30	28,588
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	55	54,811
Occidental Petroleum Corp., 6.38%, 09/01/28 (Call 03/01/28)	40	41,598
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	40	36,224
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28
(Call 02/15/23)(b)	60	56,567
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	30	28,696
Southwestern Energy Co., 8.38%, 09/15/28 (Call 09/15/23)	25	26,252
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28
(Call 03/15/23)	30	29,407
Transocean Titan Financing Ltd., 8.38%, 02/01/28
(Call 02/01/25)	15	15,566
		657,440

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/23)(a)	$60	$57,009
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	30	28,576
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	25	24,071
Weatherford International Ltd., 6.50%, 09/15/28 (Call 09/15/24)(a)	35	34,830
		144,486
Packaging & Containers — 2.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	45	39,483
Ball Corp., 6.88%, 03/15/28 (Call 11/15/24)	55	56,770
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28
(Call 01/15/24)(a)(b)	30	27,953
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	40	35,138
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	35	31,468
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd.
Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/23)(a)	50	44,593
LABL Inc., 5.88%, 11/01/28 (Call 11/01/24)(a)	35	31,631
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group
Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	35	31,121
Sealed Air Corp., 6.13%, 02/01/28 (Call 02/01/24)(a)	20	20,186
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)	45	42,058
		360,401
Pharmaceuticals — 3.6%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(a)	25	23,724
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	115	73,820
11.00%, 09/30/28(a)	130	101,781
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28
(Call 01/15/24)(a)	35	31,192
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(b)	55	54,030
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
11.50%, 12/15/28 (Call 06/15/27)(a)	45	40,435
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%,
04/30/28 (Call 04/30/24)(a)	150	136,117
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/24)(a)	35	33,588
		494,687
Pipelines — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 01/15/28 (Call 01/15/24)(a)	50	47,944
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	35	32,108
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	145	138,189
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
7.13%, 06/01/28 (Call 06/01/24)(a)	30	27,608
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(a)	40	39,107
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	60	55,354
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%,
02/01/28 (Call 02/01/23)(b)	50	48,412
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	60	59,021
Hess Midstream Operations LP, 5.13%, 06/15/28
(Call 06/15/23)(a)	40	37,805
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%,
02/01/28 (Call 02/01/23)(a)	40	37,247
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/24)(a)	55	50,688
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	30	28,341
4.75%, 08/15/28 (Call 05/15/28)	30	28,531
		630,355
Real Estate — 0.7%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28
(Call 05/18/23)(a)(b)	50	48,299
Security	Par (000)	Value

Real Estate (continued)
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(a)	$55	$50,997
		99,296
Real Estate Investment Trusts — 1.8%
American Finance Trust Inc./American Finance Operating
Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)	35	26,878
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28
(Call 03/30/28)(a)	30	26,845
Iron Mountain Inc.
5.00%, 07/15/28 (Call 07/15/23)(a)	35	32,381
5.25%, 03/15/28 (Call 12/27/23)(a)	65	61,797
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	50	46,261
Service Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	30	22,865
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC,
4.75%, 04/15/28 (Call 04/15/24)(a)	40	32,792
		249,819
Retail — 4.2%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/23)(a)	110	100,540
4.38%, 01/15/28 (Call 11/15/23)(a)	55	50,765
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 03/01/23)	30	27,315
At Home Group Inc., 4.88%, 07/15/28 (Call 07/15/23)(a)	20	14,596
Bath & Body Works Inc., 5.25%, 02/01/28	35	33,082
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	40	35,950
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	55	48,311
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)	30	25,829
Michaels Companies Inc. (The), 5.25%, 05/01/28
(Call 11/01/23)(a)	60	50,297
Nordstrom Inc., 6.95%, 03/15/28(b)	25	24,266
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28
(Call 02/15/24)(a)	85	78,827
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	50	45,970
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	45	41,206
		576,954
Semiconductors — 0.6%
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/23)(a)	30	27,153
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	55	50,153
		77,306
Software — 2.7%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	75	66,734
Clarivate Science Holdings Corp., 3.88%, 07/01/28
(Call 06/30/24)(a)	70	62,499
Consensus Cloud Solutions Inc., 6.50%, 10/15/28
(Call 10/15/26)(a)(b)	35	32,782
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/23)(a)	70	65,021
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	20	16,068
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	35	29,742
Open Text Corp., 3.88%, 02/15/28 (Call 02/15/23)(a)	65	56,495
PTC Inc., 4.00%, 02/15/28 (Call 02/15/23)(a)	40	37,275
		366,616
Telecommunications — 5.8%
Altice France Holding SA, 6.00%, 02/15/28 (Call 02/15/23)(a)	80	54,053
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/23)(a)	80	66,408
CommScope Inc., 7.13%, 07/01/28 (Call 07/01/23)(a)	50	39,273
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	30	22,910
6.50%, 10/01/28 (Call 10/01/23)(a)	55	44,894
Frontier Communications Holdings LLC, 5.00%, 05/01/28
(Call 05/01/24)(a)	110	99,765

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Frontier Florida LLC, Series E, 6.86%, 02/01/28	$25	$23,184
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(a)	65	61,030
Level 3 Financing Inc., 4.25%, 07/01/28 (Call 07/01/23)(a)	90	71,301
Lumen Technologies Inc., Series G, 6.88%, 01/15/28(b)	20	16,419
Sprint Capital Corp., 6.88%, 11/15/28	180	192,955
ViaSat Inc., 6.50%, 07/15/28 (Call 06/17/23)(a)	30	24,079
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(a)	100	80,893
		797,164
Transportation — 0.4%
Cargo Aircraft Management Inc., 4.75%, 02/01/28
(Call 02/01/23)(a)	40	36,189
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	20	19,326
		55,515
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	75	66,077
Total Long-Term Investments — 98.1%
(Cost: $13,955,548)		13,443,827

Short-Term Securities

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
4.56%(c)(d)(e)	1,443	1,443,963
Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.18%(c)(d)	80	$80,000

Total Short-Term Securities — 11.1%
(Cost: $1,522,993)		1,523,963

Total Investments — 109.2%
(Cost: $15,478,541)		14,967,790

Liabilities in Excess of Other Assets — (9.2)%		(1,254,750)

Net Assets — 100.0%		$13,713,040

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,305,194	$137,533	(a)	$—		$162	$1,074	$1,443,963	1,443	$2,024	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—		(40,000	)(a)	—	—	80,000	80	977		—
						$162	$1,074	$1,523,963		$3,001		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$13,443,827	$—	$13,443,827
Short-Term Securities
Money Market Funds	1,523,963	—	—	1,523,963
	$1,523,963	$13,443,827	$—	$14,967,790